Consolidated Balance Sheets (Parenthetical) - $ / shares		Feb. 23, 2026	Feb. 22, 2026	Dec. 31, 2025		Nov. 30, 2025	Nov. 26, 2025	Dec. 31, 2024		Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2024	Dec. 31, 2023	Apr. 05, 2023	Jan. 27, 2023	Jun. 02, 2022
Ordinary shares par value							$ 0.00025			$ 0.00025					$ 0.00025	$ 0.00025
Common stock, shares authorized							10,000,000,000
Ordinary shares, issued											790,000	1,700,000	30,840,000	6,040,000
Ordinary shares, outstanding													30,840,000
Preferred stock, par value	[1]			$ 0.00025				$ 0.00025
Preferred stock, shares authorized	[1]			1,000,000,000				1,000,000,000
Preferred stock, shares issued	[1]			0				0
Preferred stock, shares outstanding	[1]			0				0
Subsequent Event [Member]
Ordinary shares par value		$ 0.0025	$ 0.00025
Ordinary shares, issued		10,000
Ordinary shares, outstanding		10,000
Preferred stock, par value		$ 0.00025
Preferred stock, shares authorized		1,000,000,000
Reverse share spilt		1-for-10
Ordinary shares		1,000
Common Class A [Member]
Ordinary shares par value							$ 0.00025
Common stock, shares authorized				800,000,000			8,000,000,000
Common Class A [Member] | Subsequent Event [Member]
Ordinary shares par value		$ 0.0025	$ 0.00025
Common stock, shares authorized		800,000,000
Ordinary shares, issued		1	10
Common Class B [Member]
Ordinary shares par value							$ 0.00025
Common stock, shares authorized				100,000,000			1,000,000,000
Common Class B [Member] | Subsequent Event [Member]
Ordinary shares par value		$ 0.0025	$ 0.00025
Common stock, shares authorized		100,000,000
Ordinary shares, issued		1	10
Common Stock [Member] | Common Class A [Member]
Ordinary shares par value	[1]			$ 0.0025				$ 0.0025
Common stock, shares authorized				800,000,000	[1]	8,000,000,000		800,000,000	[1]
Ordinary shares, issued	[1]			4,133,000				3,333,000
Ordinary shares, outstanding	[1]			4,133,000				3,333,000
Common Stock [Member] | Common Class B [Member]
Ordinary shares par value	[1]			$ 0.0025				$ 0.0025
Common stock, shares authorized						1,000,000,000		100,000,000	[1]
Ordinary shares, issued				1,000,000	[1]			0
Ordinary shares, outstanding	[1]			1,000,000				0

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.